[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

California Tax-Free Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA TAX-FREE MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal and California income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy high-quality, very short-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    Additional information about California Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California Tax-Free
    Money Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns
          1999       2.66%
          1998       2.95%
          1997       3.19%
          1996       3.07%
          1995       3.41%
          1994       2.42%
          1993       2.03%
          1992       2.49%
          1991       3.18%
          1990       5.16%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    California Tax-Free
    Money Market              1.31% (2Q 1990)         0.44% (1Q 1994)

California Tax-Free Money Market                American Century Investments

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper California Tax-Exempt Money
    Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                1 YEAR     5 YEARS     10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
         California Tax-Free
            Money Market          2.66%     3.05%        3.11%         3.72%
         Lipper California
            Tax-Exempt
            Money Market Average  2.51%     2.92%        3.10%         3.83%(2)

        (1) The inception date for California Tax-Free Money Market is November
            9, 1983.

        (2) Since November 30, 1983, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES

     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                               0.50%(1)
               Distribution and Service (12b-1) Fees          None
               Other Expenses                               0.00%(2)
               Total Annual Fund Operating Expenses           0.50%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                           1 year       3 years     5 years       10 years
                            $51          $160        $279           $627

                     Of course, actual costs may be higher or lower. Use this
                     example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Tax-Free Money Market:

    TODD PARDULA, Vice President and Portfolio Manager, has been a member of the
    California Tax-Free Money Market team since May 1994. He joined American
    Century in 1990. He has a bachelor's degree in finance from Santa Clara
    University and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

California Tax-Free Money Market                                 Fund Profile

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in California Tax-Free Money
  Market for shares in nearly 70 other mutual funds offered by American Century.
  Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal and California income taxes. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM      [link to web site with arrow]

SH-PRF-19030   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century
----------
Brokerage
----------

California Tax-Free Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA TAX-FREE MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Tax-Free Money Market seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy high-quality, very short-term debt securities with interest payments exempt from California and federal income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    Additional information about California Tax-Free Money Market's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California Tax-Free
    Money Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-by-Year Returns
           1999       2.66%
           1998       2.95%
           1997       3.19%
           1996       3.07%
           1995       3.41%
           1994       2.42%
           1993       2.03%
           1992       2.49%
           1991       3.81%
           1990       5.16%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                 Highest                 Lowest
    California Tax-Free
    Money Market              1.31% (2Q 1990)         0.44% (1Q 1994)

California Tax-Free Money Market              American Century Investments

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper California Tax-Exempt Money
    Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                1 YEAR     5 YEARS     10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
         California Tax-Free
          Money Market           2.66%      3.05%        3.11%           3.72%
         Lipper California
          Tax-Exempt
          Money Market Average   2.51%      2.92%        3.10%           3.83%(2)

        (1) The inception date for California Tax-Free Money Market is November
            9, 1983.

        (2) Since November 30, 1983, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES

     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                               0.50%(1)
               Distribution and Service (12b-1) Fees          None
               Other Expenses                               0.00%(2)
               Total Annual Fund Operating Expenses          0.50%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                  1 year       3 years       5 years         10 years
                   $51          $160          $279             $627

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Tax-Free Money Market:

    TODD PARDULA, Vice President and Portfolio Manager, has been a member of the
    California Tax-Free Money Market team since May 1994. He joined American
    Century in 1990. He has a bachelor's degree in finance from Santa Clara
    University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century Brokerage offers several ways to purchase shares

    * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

    * Call us and send your investment by bank wire transfer

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

    Your initial investment in your brokerage account must be at least $2,500.
    If your redemption activity causes the value of your brokerage account to fall below this account minimum, your shares may be redeemed involuntarily.

California Tax-Free Money Market                               Fund Profile

7. HOW DO I SELL FUND SHARES?

    The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
    $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in California Tax-Free Money Market when you direct us to make other investments in your brokerage account.

    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Distributions will generally be exempt from California and federal income taxes.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century Brokerage offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * TeleSelect Automated Information and Trading Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Brokerage
    Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century
----------
Brokerage
----------

AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

FAX
650-967-9627

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

BK-PRF-19031   0001                      Funds Distributor, Inc., Distributor

[front cover]

American Century

Fund Profile

[american century logo (reg. sm)]
American
Century

California Municipal Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA MUNICIPAL MONEY MARKET FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Municipal Money Market seeks safety of principal and high current income that is exempt from federal and California income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy high-quality, very short-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    The fund managers also may buy high-quality, very short-term debt securities whose payments are exempt from federal and California income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings.

    Additional information about California Municipal Money Market's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because cash-equivalent securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    * Some or all of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California Municipal
    Money Market's shares for each full calendar year since the fund's inception on December 31, 1990. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns
         1999        2.79%
         1998        3.05%
         1997        3.23%
         1996        3.10%
         1995        3.49%
         1994        2.47%
         1993        2.09%
         1992        2.95%
         1991        4.61%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    California Municipal
    Money Market              1.18% (3Q 1991)         0.47% (1Q 1994)

California Municipal Money Market                American Century Investments

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lipper California Tax-Exempt Money
    Market Average, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                        1 YEAR      5 YEARS       LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
         California Municipal
             Money Market                 2.79%      3.13%            3.08%
         Lipper California Tax-Exempt
             Money Market Average         2.51%      2.92%            2.86%

        (1) The inception date for California Municipal Money Market is December
        31, 1990.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                0.50%(1)
               Distribution and Service (12b-1) Fees           None
               Other Expenses                                0.00%(2)
               Total Annual Fund Operating Expenses           0.50%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                           1 year       3 years      5 years       10 years
                            $51          $160         $279           $627

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Municipal Money Market:

    TODD PARDULA, Vice President and Portfolio Manager, has been a member of the
    California Municipal Money Market team since May 1994. He joined American
    Century in 1990. He has a bachelor's degree in finance from Santa Clara
    University and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

California Municipal Money Market                                Fund Profile

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in California Municipal Money
  Market for shares in nearly 70 other mutual funds offered by American Century.
  Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal and California income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM      [link to web site with arrow]

SH-PRF-19032   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

California Limited-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA LIMITED-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Limited-Term Tax-Free seeks safety of principal and high current income that is exempt from federal and California income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, short-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    The fund may also use futures contracts and options to pursue its investment objective.

    During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash-equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

    The weighted average maturity of the fund is expected to be five years or less.

    Additional information about California Limited-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk for
    California Limited-Term Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market funds.

    * The fund may invest part of its assets in securities rated in the lowest investment grade category (for example, Baa or BBB category). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher rated securities.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Limited-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, California Limited-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal and California income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California
    Limited-Term Tax-Free's shares for each full calendar year since the fund's inception on June 1, 1992. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

California Limited-Term Tax-Free              American Century Investments

[data shown in bar chart
     Calendar Year-By-Year Returns
           1999        1.13%
           1998        4.91%
           1997        5.34%
           1996        3.93%
           1995        8.32%
           1994       -0.61%
           1993        5.92%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    California Limited-Term
    Tax-Free                  2.99% (1Q 1995)         -1.35% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Brothers 3-Year Municipal Bond
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                       1 YEAR      5 YEARS        LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
         California Limited-Term
            Tax-Free                    1.13%        4.70%            4.33%
         Lehman Brothers 3-Year
            Municipal Bond Index        1.96%        5.17%            4.91%

        (1) The inception date for California Limited-Term Tax-Free is June 1,
        1992.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                 0.51%(1)
               Distribution and Service (12b-1) Fees            None
               Other Expenses                                 0.00%(2)
               Total Annual Fund Operating Expenses             0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                      1 year         3 years       5 years         10 years
                       $52            $163          $285             $640

                 Of course, actual costs may be higher or lower. Use this
                 example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers who lead the team that manages California Limited-Term Tax-Free:

    TODD PARDULA, Vice President and Portfolio Manager, has been a member of the
    California Limited-Term Tax-Free team since June 1999. He joined American
    Century in 1990. He has a bachelor's degree in finance from Santa Clara
    University and is a Chartered Financial Analyst.

    G. DAVID MACEWEN, Senior Vice President and Portfolio Manager, has been a member of the California Limited-Term Tax-Free team since June 1992. He joined American Century in 1991. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of
    Delaware.

California Limited-Term Tax-Free                               Fund Profile

6. HOW DO I BUY FUND SHARES?

  American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

  Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in California Limited-Term
  Tax-Free for shares in nearly 70 other mutual funds offered by American
  Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  California Limited-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and
  California income taxes. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM       [link to web site with arrow]

SH-PRF-19033   0001                      Funds Distributor, Inc., Distributor

[front cover]

American Century

Fund Profile

[american century logo (reg. sm)]
American
Century

California Intermediate-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles,men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Intermediate-Term Tax-Free seeks safety of principal and high current income that is exempt from federal and California income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, intermediate-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    The fund may also use futures contracts and options to pursue its investment objective.

    During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash- equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

    The weighted average maturity of the fund is expected to be between five and
    10 years.

    Additional information about California Intermediate-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling
    us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk for
    California Intermediate-Term Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment grade category (for example, Baa or BBB category). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher rated securities.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Intermediate-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, the value of your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, California Intermediate-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal and California income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California
    Intermediate-Term Tax-Free's shares for each of the last 10 calendar years.
    The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

California Intermediate-Term Tax-Free             American Century Investments

[data shown in bar chart]
    Calendar Year-By-Year Returns
          1999      -1.09%
          1998       5.59%
          1997       7.45%
          1996       4.25%
          1995      13.52%
          1994      -3.72%
          1993      10.69%
          1992       7.09%
          1991      10.38%
          1990       6.99%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    California Intermediate-
    Term Tax-Free             5.25% (1Q 1995)         -3.98% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Brothers 5-Year General
    Obligation Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                               1 YEAR      5 YEARS    10 YEARS      LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
      California Intermediate-
        Term Tax-Free           -1.09%      5.84%       5.99%         6.40%
      Lehman Brothers
        5-Year General
        Obligation Bond Index    0.71%      5.80%       6.17%         7.09%(2)

        (1) The inception date for California Intermediate-Term Tax-Free is
        November 9, 1983.

        (2) Since November 30, 1983, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                 0.51%(1)
               Distribution and Service (12b-1) Fees            None
               Other Expenses                                 0.00%(2)
               Total Annual Fund Operating Expenses           0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                     1 year           3 years         5 years           10 years
                      $52               $163            $285               $640

                Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Intermediate-Term
    Tax-Free:

    COLLEEN M. DENZLER, Vice President, Portfolio Manager and Director of
    Fixed-Income Investment Liaison, has been a member of the California
    Intermediate-Term Tax-Free team since January 1996. Prior to joining
    American Century, she was a Portfolio Manager with Calvert Group for 10 years, specializing in state tax-exempt portfolios. She has a bachelor's degree in finance from Radford University and is a Chartered Financial
    Analyst.

California Intermediate-Term Tax-Free                          Fund Profile

6. HOW DO I BUY FUND SHARES?

  American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

  Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in California Intermediate-Term
  Tax-Free for shares in nearly 70 other mutual funds offered by American
  Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  California Intermediate-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and
  California income taxes. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as:

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

SH-PRF-19034   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

FUND PROFILE

[american century logo (reg. sm)]
American
Century

California Long-Term Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA LONG-TERM TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Long-Term Tax-Free seeks safety of principal and high current income that is exempt from federal and California income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, long-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    The fund may also use futures contracts and options to pursue its investment objective.

    During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash- equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

    The weighted average maturity of the fund is expected to be 10 years or longer.

    Additional information about California Long-Term Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk for
    California Long-Term Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment grade category (for example, Baa or BBB category). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher rated securities.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Long-Term Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, California Long-Term Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal and
    California income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

California Long-Term Tax-Free                    American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California Long-Term
    Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns]
          1999        -5.22%
          1998         6.31%
          1997         9.74%
          1996         3.59%
          1995        19.80%
          1994        -6.51%
          1993        18.74%
          1992         8.51%
          1991        11.80%
          1990         6.60%

     The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    California Long-Term
    Tax-Free                  7.13% (1Q 1995)         -5.71% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Brothers Long-Term Municipal
    Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                  1 YEAR     5 YEARS    10 YEARS    LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
      California Long-Term
            Tax-Free              -5.22%      6.53%      6.52%        7.54%
      Lehman Brothers
            Long-Term
            Municipal Bond Index  -6.67%      7.41%      7.18%        9.35%(2)

        (1) The inception date for California Long-Term Tax-Free is November 9,
            1983.

        (2) Since November 30, 1983, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                  0.51%(1)
               Distribution and Service (12b-1) Fees            None
               Other Expenses                                  0.00%(2)
               Total Annual Fund Operating Expenses            0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                           1 year         3 years       5 years         10 years
                            $52            $163          $285             $640

                Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

California Long-Term Tax-Free                               Fund Profile

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

  American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Long-Term Tax-Free:

  G. DAVID MACEWEN, Senior Vice President and Portfolio Manager, has been a member of the California Long-Term Tax-Free team since May 1991. He joined
  American Century in 1991. He has a bachelor's degree in economics from Boston
  University and an MBA in finance from the University of Delaware.

6. HOW DO I BUY FUND SHARES?

  American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

  Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in California Long-Term Tax-Free for shares in nearly 70 other mutual funds offered by American Century.
  Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  California Long-Term Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and
  California income taxes. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in YOUR GUIDE TO AMERICAN
  CENTURY SERVICES, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

VISIT OUR WEB SITE AT   WWW.AMERICANCENTURY.COM      [link to web site with arrow]

SH-PRF-19035   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

California High-Yield Municipal Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California High-Yield Municipal seeks high current income that is exempt from federal and California income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy long- and intermediate-term debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects.

    The fund managers also may buy long- and intermediate-term debt securities whose interest payments are exempt from regular federal and California income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in California usually issue these securities
    (called private activity bonds) to fund for-profit private projects, such as athletic stadiums, airports and apartment buildings. Between 10% and 30% of the fund's total assets may be invested in these securities.

    The fund managers buy securities rated below investment- grade, including so-called junk bonds and bonds that are in technical or monetary default.
    Issuers of these securities often have short financial histories, questionable credit, or problems making interest and principal payments.

    During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash- equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

    Additional information about California High-Yield Municipal's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of the fund's shares depends on the value of the securities it owns and the income they produce. When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for the fund than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may be more likely to cause an issuer of lower-quality bonds to default on its principal and interest obligations.

    * The market for lower-quality securities is generally less liquid than the market for higher-quality securities.

    * Adverse publicity and investor perceptions, as well as new or proposed laws, also may have a greater negative impact on the market for lower-quality securities.

    * Some or all of the fund's income may be subject to the federal alternative minimum tax.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    High-Yield Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, the value of your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, California High-Yield Municipal is intended for investors who seek high current income that is exempt from federal and California income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

California High-Yield Municipal               American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California
    High-Yield Municipal's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-By-Year Returns
          1999        -3.31%
          1998         6.73%
          1997        10.50%
          1996         5.89%
          1995        18.29%
          1994        -5.36%
          1993        13.18%
          1992         9.17%
          1991        10.91%
          1990         5.65%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    California High-Yield
    Municipal                 7.18% (1Q 1995)         -4.54% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Brothers Long-Term Municipal
    Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                1 YEAR     5 YEARS    10 YEARS     LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)
       California High-Yield
          Municipal              -3.31%     7.39%       6.94%         6.05%
       Lehman Brothers
          Long-Term
          Municipal Bond Index   -6.67%     7.41%       7.18%         7.44%

        (1) The inception date for California High-Yield Municipal is December
        30, 1986.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES

     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                     0.54%(1)
               Distribution and Service (12b-1) Fees              None
               Other Expenses                                     0.00%(2)
               Total Annual Fund Operating Expenses                0.54%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                         1 year         3 years       5 years         10 years
                          $55             $173          $301            $676

                Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

California High-Yield Municipal                                  Fund Profile

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

  American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California High-Yield Municipal:

  STEVEN M. PERMUT, Vice President, Portfolio Manager and Director of Municipal
  Research, has been a member of the California High-Yield Municipal team since
  January 1988. Mr. Permut joined American Century in 1987. He has a bachelor's degree in business and geography from the State University of New York-Oneonta and an MBA in finance from Golden Gate University-San Francisco.

6. HOW DO I BUY FUND SHARES?

  American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

  Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in California High-Yield
  Municipal for shares in nearly 70 other mutual funds offered by American
  Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  California High-Yield Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and
  California income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in Your Guide to American
  Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at   WWW.AMERICANCENTURY.COM    [link to web site with arrow]

SH-PRF-19036   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

FUND PROFILE

[american century logo (reg. sm)]
American
Century

California Insured Tax-Free Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

CALIFORNIA INSURED TAX-FREE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    California Insured Tax-Free seeks safety of principal and high current income that is exempt from federal and California income taxes through investment in insured California municipal securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy long-term insured debt securities with interest payments exempt from federal and California income taxes. Cities, counties and other municipalities in California usually issue these securities for public projects.

    The fund's investments are insured. This is significant because

    *  the credit risk is less than for funds that invest in long-term debt securities without insurance, and

    *  potential income is lower than for funds that invest in long-term debt securities without insurance

    A debt security's insurance cannot be cancelled and it guarantees that interest and other payments will be made as scheduled.

    The weighted average maturity of the fund is expected to be 10 years or longer.

    The fund also may use futures contracts and options to pursue its investment objective.

    During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash- equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

    Additional information about California Insured Tax-Free's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk for
    California Insured Tax-Free is higher than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    * Because the fund invests primarily in California municipal securities, it will be sensitive to events that affect California's economy. California
    Insured Tax-Free may have a higher level of risk than funds that invest in a larger universe of securities.

    * As with all funds, the value of your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, California Insured Tax-Free is intended for investors who seek safety of principal and high current income that is exempt from federal and
    California income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy

California Insured Tax-Free                       American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of California Insured
    Tax-Free's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
    The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
     Calendar Year-By-Year Returns
           1999      -4.41%
           1998       6.09%
           1997       9.34%
           1996       3.70%
           1995      19.03%
           1994      -6.55%
           1993      13.45%
           1992       9.19%
           1991      11.27%
           1990       6.76%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    California Insured
    Tax-Free                  7.00% (1Q 1995)         -6.68% (1Q 1994)

    The following table shows the average annual total returns of the fund's shares for the periods indicated. The Lehman Brothers Long-Term Municipal
    Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                   1 YEAR     5 YEARS    10 YEARS    LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

         California Insured
             Tax-Free               -4.41%      6.47%       6.52%         6.06%
         Lehman Brothers
             Long-Term
             Municipal Bond Index   -6.67%      7.41%       7.18%         7.44%

        (1) The inception date for California Insured Tax-Free is December 30,
        1986.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                  0.51%(1)
               Distribution and Service (12b-1) Fees            None
               Other Expenses                                  0.00%(2)
               Total Annual Fund Operating Expenses            0.51%

        (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

                . . . your cost of investing in the fund would be:

                         1 year         3 years       5 years         10 years
                          $52            $163          $285             $640

                Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

California Insured Tax-Free                                     Fund Profile

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

  American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Insured Tax-Free:

  G. DAVID MACEWEN, Senior Vice President and Portfolio Manager, has been a member of the California Insured Tax-Free team since May 1991. He joined
  American Century in 1991. He has a bachelor's degree in economics from Boston
  University and an MBA in finance from the University of Delaware.

6. HOW DO I BUY FUND SHARES?

  American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

  Your initial investment must be at least $5,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

  You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in California Insured Tax-Free for shares in nearly 70 other mutual funds offered by American Century.
  Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

  California Insured Tax-Free pays distributions of substantially all of its income monthly. Distributions will generally be exempt from federal and
  California income taxes. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

  American Century offers several ways to make it easier for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

  You will find more information about these choices in YOUR GUIDE TO AMERICAN
  CENTURY SERVICES, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

  Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

  If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
  Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a
  Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

VISIT OUR WEB SITE AT   WWW.AMERICANCENTURY.COM     [link to web site with arrow]

SH-PRF-19037   0001                      Funds Distributor, Inc., Distributor